OTHER PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 7 – OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the following:

	June 30,	December 31,
	2012	2011
	(unaudited)

Accrued expenses	$1,996	$3,527
Other tax payables	6,101	5,693
Salary payable	1,635	1,664
Temporary receipt of insurance premium	443	355
Temporary receipt of insurance claims	802	650
Deposits received	2,128	1,296
Other current liabilities	629	467
Total	$13,734	$13,652

Deposits received represent security deposits received from staff and customer deposits. Temporary receipt of insurance premium represents the premium collected from customers but not yet paid to the insurance company. Temporary receipt of insurance claims represents the insurance claims received but not yet released to the relevant customers. Other current liabilities mainly include unpaid expenses reimbursement due to staff and withholding taxes collected from customers for value-added services.